Revenues (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Detailed Information about Revenue

	2018	2017	2016
Sales of goods and services	435,558	243,230	194,782
Government incentives(1)	14,469	18,552	22,640
Turnover tax	(14,207)	(8,969)	(7,322)

	435,820	252,813	210,100

(1)	See Note 31.

Summary of Breakdown of Revenues by Type of Good or Service
•	Type of good or service

	2018
	Upstream	Downstream	Gas and Energy	Corporation and others	Total
Gas oil	—	132,073	—	—	132,073
Gasolines	—	97,093	—	—	97,093
Natural Gas(1)	—	1,000	79,433	—	80,433
Crude Oil	—	3,477	—	—	3,477
Jet fuel	—	25,999	—	—	25,999
Lubricants and by-products	—	8,928	—	—	8,928
Liquefied Petroleum Gas	—	12,542	—	—	12,542
Fuel oil	—	3,354	—	—	3,354
Petrochemicals	—	16,239	—	—	16,239
Fertilizers	—	4,231	—	—	4,231
Flours, oils and grains	—	7,917	—	—	7,917
Asphalts	—	4,129	—	—	4,129
Goods for resale at gas stations	—	3,381	—	—	3,381
Income from services	—	—	—	1,344	1,344
Income from construction contracts	—	—	—	5,551	5,551
Virgin naphtha	—	3,999	—	—	3,999
Petroleum coke	—	6,139	—	—	6,139
LNG Regasification	—	—	3,359	—	3,359
Other goods and services	3,181	6,068	4,091	2,030	15,370

	3,181	336,569	86,883	8,925	435,558

	2017
	Upstream	Downstream	Gas and Energy	Corporation and others	Total
Gas oil	—	76,082	—	—	76,082
Gasolines	—	59,230	—	—	59,230
Natural Gas (1)	—	655	39,415	—	40,070
Crude Oil	—	1,190	—	—	1,190
Jet fuel	—	11,233	—	—	11,233
Lubricants and by-products	—	5,956	—	—	5,956
Liquefied Petroleum Gas	—	6,287	—	—	6,287
Fuel oil	—	5,717	—	—	5,717
Petrochemicals	—	8,437	—	—	8,437
Fertilizers	—	2,011	—	—	2,011
Flours, oils and grains	—	6,542	—	—	6,542
Asphalts	—	3,014	—	—	3,014
Goods for resale at gas stations	—	2,362	—	—	2,362
Income from services	—	—	—	1,007	1,007
Income from construction contracts	—	—	—	879	879
Virgin naphtha	—	1,148	—	—	1,148
Petroleum coke	—	1,697	—	—	1,697
LNG Regasification	—	—	2,731	—	2,731
Other goods and services	774	3,674	2,262	927	7,637

	774	195,235	44,408	2,813	243,230

	2016
	Upstream	Downstream	Gas and Energy	Corporation and others	Total
Gas oil	—	65,328	—	—	65,328
Gasolines	—	46,254	—	—	46,254
Natural Gas (1)	2,681	618	22,899	—	26,198
Crude Oil	1,075	1,060	—	—	2,135
Jet fuel	—	7,689	—	—	7,689
Lubricants and by-products	—	4,746	—	—	4,746
Liquefied Petroleum Gas	162	3,989	—	—	4,151
Fuel oil	—	11,099	—	—	11,099
Petrochemicals	—	6,418	—	—	6,418
Fertilizers	—	1,450	—	—	1,450
Flours, oils and grains	—	5,200	—	—	5,200
Asphalts	—	1,186	—	—	1,186
Goods for resale at gas stations	—	1,839	—	—	1,839
Income from services	—	—	—	584	584
Income from construction contracts	—	—	—	1,193	1,193
Virgin naphtha	—	512	—	—	512
Petroleum coke	—	1,192	—	—	1,192
LNG Regasification	—	—	2,479	—	2,479
Other goods and services	585	2,334	1,423	787	5,129

	4,503	160,914	26,801	2,564	194,782

(1)	Includes 55,882, 28,341 and 16,645 corresponding to sales of natural gas produced by the Company for the years ended December 31, 2018, 2017 and 2016, respectively.

Summary of Breakdown of Revenues by Sales Channels
•	Sales Channels

	2018
	Upstream	Downstream	Gas and Energy	Corporation and others	Total
Gas Stations	—	168,665	—	—	168,665
Power Plants	—	260	20,083	—	20,343
Distribution Companies	—	—	14,180	—	14,180
Retail distribution of natural gas	—	—	25,420	—	25,420
Industries, transport and aviation	—	71,746	19,750	—	91,496
Agriculture	—	35,868	—	—	35,868
Petrochemical industry	—	19,590	—	—	19,590
Trading	—	18,342	—	—	18,342
Oil Companies	—	12,760	—	—	12,760
Commercialization of liquefied petroleum gas	—	4,961	—	—	4,961
Other sales channels	3,181	4,377	7,450	8,925	23,933

	3,181	336,569	86,883	8,925	435,558

	2017
	Upstream	Downstream	Gas and Energy	Corporation and others	Total
Gas Stations	—	104,077	—	—	104,077
Power Plants	—	4,067	13,072	—	17,139
Distribution Companies	—	—	3,313	—	3,313
Retail distribution of natural gas	—	—	11,071	—	11,071
Industries, transport and aviation	—	36,810	11,558	—	48,368
Agriculture	—	22,030	—	—	22,030
Petrochemical industry	—	10,334	—	—	10,334
Trading	—	7,703	—	—	7,703
Oil Companies	—	4,207	—	—	4,207
Commercialization of liquefied petroleum gas	—	2,979	—	—	2,979
Other sales channels	774	3,028	5,394	2,813	12,009

	774	195,235	44,408	2,813	243,230

	2016
	Upstream	Downstream	Gas and Energy	Corporation and others	Total
Gas Stations	—	86,936	—	—	86,936
Power Plants	1,684	9,567	8,316	—	19,567
Distribution Companies	413	—	831	—	1,244
Retail distribution of natural gas	—	—	7,488	—	7,488
Industries, transport and aviation	584	24,518	5,876	—	30,978
Agriculture	—	17,889	—	—	17,889
Petrochemical industry	—	7,881	—	—	7,881
Trading	1,075	5,888	—	—	6,963
Oil Companies	—	4,529	—	—	4,529
Commercialization of liquefied petroleum gas	162	1,647	—	—	1,809
Other sales channels	585	2,059	4,290	2,564	9,498

	4,503	160,914	26,801	2,564	194,782

Summary of Credits, Contract Assets and Contract Liabilities

The following table reflects information regarding credits, contract assets and contract liabilities:

	2018		2017		2016
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Credits for contracts included in Trade Receivables	7,804	59,419	2,210	27,363	87	22,425
Contract assets	—	420	—	142	—	12
Contract liabilities	1,828	4,996	1,470	1,460	—	14